UNITED STATES
		  	SECURITIES AND EXCHANGE COMMISSION

			   Washington,  D.C.     20549


				    FORM N-Q

	            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                     REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-03324
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                        The Guardian Cash Fund, Inc.
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                (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
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              (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Cash Fund, Inc.          The Guardian Cash Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

...   The Guardian Cash Fund, Inc.

 Schedule of Investments

September 30, 2004 (Unaudited)

      Corporate Bonds -- 1.6%
     Principal                                  Maturity
     Amount                                     Date           Value
---------------------------------------------------------------------------
Capital Markets - 1.6%
$     5,000,000   Goldman Sachs Group, Inc.
                  7.50%                          1/28/2005
(Cost $5,099,032)                                           $     5,099,032


U.S. Government Securities - 5.6%
U.S. Government Agency Securities - 5.60%
                  FHLB
$     4,000,000   1.13%                          10/1/2004  $     4,000,000
      4,000,000   1.44%                           3/8/2005        4,000,000
                  FNMA
      5,000,000   1.65%                          5/16/2005        5,000,000
      5,000,000   2.32%                          9/30/2005        5,000,000

Total U.S. Government Securities
(Cost $18,000,000)                                               18,000,000

Commercial Paper - 71.0%
ASSET BACKED - 1.6%
$     5,000,000   Sheffield Receivables Corp.
                  1.79%                         10/28/2004  $     4,993,287

FINANCIAL - 29.8%
Capital Markets - 3.1%
$    10,000,000   Morgan Stanley Dean Witter & Co.
                  1.77%                          10/6/2004  $     9,997,542

Diversified Financial Services - 1.50%
      5,000,000   Citigroup Global Markets Hldgs., Inc.
                  1.65%                          10/8/2004        4,998,396

Finance Companies - 5.0%
      8,000,000   Barton Capital Corp.
                  1.75%                          10/4/2004        7,998,833
      8,000,000   Private Export Funding Corp.
                  1.74%                         10/21/2004        7,992,267
                                                                 15,991,100

Financial-Banks - 17.1%
      5,000,000   Abbey National NA LLC
                  1.68%                         10/14/2004        4,996,967
      5,000,000   ABN Amro NA
                  1.75%                         10/25/2004        4,994,167
      5,000,000   Credit Suisse First Boston
                  1.65%                         10/12/2004        4,997,479
     10,000,000   Deutsche Bank Financial
                  1.71%                         10/26/2004        9,988,125
     10,000,000   Dresdner Bank AG
                  1.76%                         10/29/2004        9,986,311
     10,000,000   Societe Generale NA
                  1.74%                         10/27/2004        9,987,469
     10,000,000   UBS Finance, Inc.
                  1.75%                          10/6/2004        9,997,576
                                                                 54,948,094

Financial-Other - 3.1%
     10,000,000   American General Fin. Corp.
                  1.66%                         10/12/2004        9,994,928

TOTAL FINANCIAL                                                  95,930,060
INDUSTRIAL - 39.6%
Automobiles - 3.4%
$     6,000,000   BMW US Capital Corp.
                  1.76%                         10/27/2004  $     5,992,374
      5,000,000   Toyota Motor Credit Corp.
                  1.75%                          11/3/2004        4,991,979
                                                                 10,984,353

Beverage - 3.1%
      4,900,000   Coca-Cola Co.
                  1.76%                         10/20/2004        4,895,448
      5,000,000   PepsiCo., Inc.
                  1.73%                         10/28/2004        4,993,513
                                                                  9,888,961

Computer Systems - 3.1%
      5,000,000   Hewlett Packard Co.
                  1.76%                         10/29/2004        4,993,156
      5,000,000   IBM Corp.
                  1.72%                          10/6/2004        4,998,805
                                                                  9,991,961

Consumer Products - 2.5%
      8,000,000   L'Oreal USA, Inc.
                  1.80%                         10/21/2004        7,992,000

Electronics and Instruments - 0.6%
      2,000,000   Sharp Electronics
                  1.70%                         10/25/2004        1,997,733

Food and Staples Retailing - 1.5%
      5,000,000   Wal-Mart Stores, Inc.
                  1.74%                         10/19/2004        4,995,650

Food Products - 1.6%
      5,000,000   McCormick & Co., Inc.
                  1.87%                          10/1/2004        5,000,000

Household Durables - 3.1%
     10,000,000   Fortune Brands, Inc.
                  1.87%                          10/1/2004       10,000,000

Household Products - 3.1%
      5,000,000   Colgate-Palmolive Co.
                  1.73%                         10/12/2004        4,997,357
      5,000,000   Procter & Gamble Co.
                  1.73%                          11/5/2004        4,991,590
                                                                  9,988,947

Media - 2.9%
      5,000,000   Gannett Co., Inc.
                  1.73%                          10/6/2004        4,998,798
      4,500,000   Tribune Co.
                  1.77%                          10/6/2004        4,498,894
                                                                  9,497,692

Media-NonCable - 3.1%
     10,000,000   Knight-Ridder, Inc.
                  1.74%                         10/19/2004        9,991,300

Metals and Mining - 1.6%
      5,000,000   Rio Tinto Ltd.
                  1.75%                         10/12/2004        4,997,327

Oil and Gas - 1.6%
      5,000,000   Koch Industries
                  1.64%                          10/6/2004        4,998,861

Pharmaceuticals - 1.5%
      5,000,000   Alcon Fin.
                  1.73%                         10/27/2004        4,993,753

Telecommunications - 3.1%
     10,000,000   Verizon
                  1.72%                          10/4/2004        9,998,567

Transportation - 2.2%
      7,000,000   Netjets, Inc.
                  1.74%                         10/13/2004        6,995,940

Utilities-Electric and Water - 1.6%
      5,100,000   Southern Co.
                  1.63%                          10/4/2004        5,099,307

TOTAL INDUSTRIAL                                                127,412,352
Total Commercial Paper
(Cost $228,335,699)                                             228,335,699

Floating Rate Notes and Bonds - 14.20%

Principal                                         Reset
Amount                                            Date*               Value
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California - 1.3%
$     4,000,000   California Housing Fin. Agency
                  1.85%                          10/7/2004  $     4,000,000

Colorado - 3.3%
                  Colorado Housing & Fin. Auth.
     10,745,000   1.84%                          10/7/2004       10,745,000

Connecticut - 0.8%
      2,500,000   Connecticut St. Housing & Fin.
                  Auth.
                  1.86%                          10/7/2004        2,500,000

Michigan - 1.2%
      4,000,000   Michigan St. Housing Dev. Auth.
                  1.84%                          10/7/2004        4,000,000

New York - 4.0%
     12,755,000   New York City Transitional
                  1.84%                          10/7/2004       12,755,000

Utah - 3.6%
                  Utah Housing Corp. Single Family
      6,735,000   1.84%                          10/7/2004        6,735,000
                  Utah St. Housing Fin. Agency
      4,835,000   1.84%                          10/7/2004        4,835,000
                                                                 11,570,000

Total Floating Rate Notes and Bonds
(Cost $45,570,000)                                               45,570,000

Repurchase Agreement - 7.1%
Principal
Amount                                                               Value
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$    22,885,000   State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2004, maturity
                  value $22,886,144 at
                  1.80% due 10/1/2004 (1)
(Cost $22,885,000)                                          $    22,885,000
Total Investments - 99.5%
 (Cost $319,889,731)                                            319,889,731
Cash, Receivables and Other Assets
Less Liabilities - 0.5%                                           1,647,377
Net Assets - 100%                                           $   321,537,108


* Floating rate note. The rate shown is the rate in effect at September 30, 2004.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Cash Fund, Inc.


Date:     November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Cash Fund, Inc.


Date:    November 22, 2004





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Cash Fund, Inc.


Date:     November 22, 2004